INVESTMENTS - Investments breakdown (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS
Investments in associates and joint ventures	R$ 354,200	R$ 263,965
Goodwill	233,399	231,743
Other investments evaluated at fair value through other comprehensive income - Celluforce	24,917	28,358
Total investments	R$ 612,516	R$ 524,066